SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE Ltd. and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE Ltd. and certain subsidiaries.

NICE Ltd. and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income.

f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	5 - 14
Internal use software	3

Leasehold improvements are amortized by the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

g.	Internal use software costs:

The Company capitalizes development costs incurred during the application development stage that are related to internal use technology that supports its cloud services. Under ASC350-40, Internal-Use Software is included in property and equipment, net in the consolidated balance sheets. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and is ready for its intended purpose. Costs incurred in the process of software production are charged to expenses as incurred.

h.	Other intangible assets, net:

Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years

Core technology	2 – 8
Customer relationships	3 - 8
Trademarks	2 - 12
Customer backlog	2 - 3

i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators include any significant changes in the manner of the Company's use of the assets and significant negative industry or economic trends.

Upon determination that the carrying value of a long-lived asset may not be recoverable based upon a comparison of aggregate undiscounted projected future cash flows to the carrying amount of the asset, an impairment charge is recorded for the excess of the carrying amount over fair value. In 2018, 2017 and 2016, no impairment charge was recognized.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, "Intangible - Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the two-step impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the first step of the goodwill impairment test.

During the fourth quarter of each of the years presented, the Company performed a qualitative assessment for its reporting units and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required. Accordingly, during the years 2018, 2017 and 2016, no impairment charge was recognized.

k.	Exchangeable senior notes:

The Company applies ASC 815 "Derivative and Hedging" ("ASC 815") and ASC 470 "Debt" ("ASC 470"). Under these standards, the Company separately accounts for the liability and equity components of convertible debt instruments that may be settled in cash in a manner that reflects the Company's nonconvertible debt borrowing rate. The liability component at issuance is recognized at fair value, based on the fair value of a similar instrument that does not have a conversion feature. The equity component is based on the excess of the principal amount of the debentures over the fair value of the liability component, after adjusting for an allocation of debt issuance costs, and is recorded as capital in excess of par. Debt discounts are amortized as additional non-cash interest expense over the expected life of the debt.

l.	Revenue recognition:

The Company generates revenues from sales of software products, services and cloud, which include software license, SaaS and network connectivity, hosting, support and maintenance, implementation, configuration, project management, consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, "Revenue from Contracts with Customers" ("ASC 606"). As such, the Company identifies a contract with a customer and the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

Revenue is measured based on the consideration specified in a contract with a customer, excluding taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer. The Company enters into contracts that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations.

The Company allocates the transaction price to each performance obligation identified based on its relative standalone selling price ("SSP") out of the total consideration of the contract.

The Company determines SSP based on the price at which the performance obligation is sold separately. If the SSP is not observable through past transactions, The Company estimates the SSP taking into account available information such as geographic or regional specific factors, internal costs, profit objectives, and internally approved pricing guidelines related to the performance obligation. Where there is high diversity, the Company uses the residual method.

Revenue is recognized at the time the related performance obligation is satisfied by transferring the promised product or service to the customer. Software license revenues are recognized at the point in time when the software license has been delivered and the benefit of the asset has transferred.

Support and maintenance service revenues are recognized ratably over the term of the underlying maintenance contract term. Renewals of maintenance contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably over the period of the renewal.

Revenues from professional services are recognized as services are performed.

The Company's SaaS offerings provide customers access to certain of its software within a cloud-based IT environment on a subscription basis, and may also include network connectivity services over the Company's network or through third party network connectivity providers on a usage basis. Because such offerings do not grant customers the right to take possession of the software, the Company considers these arrangements to be service contracts. In addition, the Company also derives revenue from professional services included in implementing or improving a customer's cloud software solutions experience.

Revenues for SaaS offerings are recognized ratably over the contract term or based on actual usage, commencing with the date the service is made available to the customers. Revenue from the network connectivity usage is derived based on customer specific rate plans and call usage and is recognized in the period the call is initiated. Upfront fees related to professional services that are interdependent with SaaS are not considered distinct. These services are considered a material right and as such are deferred and recognized over the estimated life of the customer.

Payment terms and conditions vary by contract type. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company determines its contracts generally to not include a significant financing component since the Company's selling prices are not subjected to billing terms nor is its purpose to receive financing from its customers or to provide customers with financing.

The Company maintains a provision for product returns and other contractual rights which are estimated based on the Company's experience and are deducted from revenues and recorded under accrued expenses and other liabilities on the balance sheets.

As of December 31, 2018, the aggregate amount of the total transaction price allocated in contracts with original duration greater than one year of the remaining performance obligations was approximately $705,000. As of December 31, 2018, the Company expects to recognize the majority of the revenue of remaining performance obligation over the next 24 months. The Company has elected the optional exemption, which allows for the exclusion of the amounts for remaining performance obligations that are part of contracts with an original expected duration of one year or less. Such remaining performance obligations represent unsatisfied or partially unsatisfied performance obligations pursuant to ASC 606.

m.	Costs to Obtain Contracts:

The Company capitalizes sales commission as costs of obtaining a contract when they are incremental and if they are expected to be recovered. The Company applies judgment in estimating the amortization period, by taking into consideration customer contract terms, history of renewals, expected length of customer relationship, as well as the useful life of the underlying technology and products. Amortization of sales commission expense is included in Selling and Marketing expenses in the accompanying consolidated statements of income. For costs that the Company would have capitalized and amortized over one year or less, the Company has elected to apply the practical expedient and expense these contract costs as incurred.

n.	Research and development costs:

Research and development costs (net of grants and capitalized expenses) incurred in the process of software production are charged to expenses as incurred.

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under long-term assets and long-term liabilities, respectively.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes (which includes uncertain tax positions) as taxes on income.

p.	Non-royalty grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development expenses.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits and money market funds, mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, and in Europe, the Middle East and Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers and insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries and U.S. Government agencies. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into foreign currency forward and option contracts intended to protect cash flows resulting from payroll and facilities related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Note 10 for additional information.

r.	Severance pay:

The Israeli Severance Pay Law-1963 (the "Severance Pay Law") generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain circumstances. The Company makes ongoing deposits into Israeli employees' pension plans to fund their severance liabilities. According to Section 14 of the Severance Pay Law, the Company deposits for employees employed by the Company since May 1, 2009 are made in lieu of the Company's severance liability, therefore no obligation is provided for in the financial statements. Severance pay liabilities for employees employed by the Company prior to May 1, 2009, as well as employees with special contractual arrangements, are provided for in the financial statements based upon the latest monthly salary multiplied by the number of years of employment.

Severance pay expense for 2018, 2017 and 2016 amounted to $13,453; $9,862 and $9,970, respectively.

The Company also has other liabilities for severance pay in other jurisdictions.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6%-8% of their eligible compensation but generally not greater than annual contribution of $18.5 in 2018, and $18 in 2017 and 2016 (for certain employees over 50 years of age the maximum annual contribution is $24.5 per year in 2018, and $24 in 2017 and 2016) of their total annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6-8% of their eligible compensation. In the years 2018, 2017 and 2016, the Company recorded an expense for matching contributions in the amount of $7,732; $7,044 and $3,930, respectively.

s.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

As the Company's intention and ability is to settle the convertible debt in cash, the potential issuance of shares related to the convertible debt does not affect diluted shares.

As further described in Note 14, the Company entered into an exchangeable note hedge transaction and warrants transaction. While the exchangeable note hedge transaction is anti-dilutive and as such is not included in the computation of diluted earnings per share, the warrants transaction had dilutive effect and as such were included in the computation of the diluted earnings per share. The number of shares related to the outstanding exchangeable note hedge transaction is 3,457,475.

The weighted average number of shares related to outstanding anti-dilutive options excluded from the calculations of diluted net earnings per share was 108,617; 62,319 and 99,636 for the years 2018, 2017 and 2016, respectively.

t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term; and the expected dividend rate (an annualized dividend yield) is based on the per share dividend declared by the Company's Board of Directors. For information on the Company's dividend payments, see Note 13d.

The Company measures the fair value of restricted stock based on the market value of the underlying shares at the date of grant.

The fair value of certain performance share units with market-based performance conditions granted under the employee equity plan was estimated on the grant date using the Monte Carlo valuation methodology.

u.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"). Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date. The Company measures its investments in money market funds classified as cash equivalents, marketable securities and its foreign currency derivative contracts at fair value.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

•
Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities and foreign currency derivative contracts are classified within Level 2 (see Notes 3 and 10).

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables, approximate their fair value due to the immediate or short-term maturities of these financial instruments. The carrying amount of the long-term loan approximates its fair value due to the fact that the loan bears a variable interest rate.

v.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

w.	Advertising expenses:

Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2018, 2017 and 2016 are $13,527; $13,543 and $9,693, respectively.

x.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The Company reissues treasury shares under the stock purchase plan, upon exercise of options and upon vesting of restricted stock units ("RSU"). Reissuance of treasury shares is accounted for in accordance with ASC 505-30 whereby gains are credited to additional paid-in capital and losses are charged to additional paid-in capital to the extent that previous net gains are included therein and otherwise to retained earnings.

y.	Business combination:

The Company applies the provisions of ASC 805, "Business Combination" and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets.

Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from customer relationships, acquired technology and acquired trademarks from a market participant perspective, useful lives and discount rates. Management's estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

z.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments and unrealized gains and losses on available for sale marketable securities and changes in foreign currency translation adjustments.

The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2018 and 2017:

	Year ended December 31, 2018
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(1,070)	$1,134	$(32,978)	$(32,914)

Other comprehensive income (loss) before reclassifications	(592)	(8,630)	(9,261)	(18,483)
Amounts reclassified from accumulated other comprehensive income	-	4,781	-	4,781

Net current-period other comprehensive income (loss)	(592)	(3,849)	(9,261)	(13,702)

Ending balance	$(1,662)	$(2,715)	$(42,239)	$(46,616)

	Year ended December 31, 2017
	Unrealized losses on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$(216)	$(101)	$(46,507)	$(46,824)

Other comprehensive income (loss) before reclassifications	(854)	6,821	13,529	19,496
Amounts reclassified from accumulated other comprehensive income	-	(5,586)	-	(5,586)

Net current-period other comprehensive income (loss)	(854)	1,235	13,529	13,910

Ending balance	$(1,070)	$1,134	$(32,978)	$(32,914)

aa.	Recently adopted accounting standards:

In May 2014, the Financial Accounting Standards Board ("FASB") issued a new standard related to revenue recognition. Under the standard, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers.

The Company adopted Accounting Standard Update ("ASU") No. 2014-09 utilizing the modified retrospective method. The cumulative impact of applying the new guidance to all contracts with customers that were not completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date. As a result, the following adjustments were made to accounts on the consolidated balance sheet: a decrease in the deferred revenues of $38,670, an increase of $38,956 in the costs related to obtaining customer contracts and a decrease of $15,925 in the tax related accounts.

The impact mainly relates to arrangements that include term-based software licenses, allocation of transaction price to each performance obligation on a relative SSP and capitalization of costs related to obtaining customer contracts.

  Select consolidated balance sheet line items, which reflect the adoption impact of the new standard, are as follows:

	December 31, 2018
	As Reported	Balances without adoption of ASC 606	Effect of Change Higher (Lower)

Assets:
Prepaid expenses and other current assets	$87,450	$91,671	$(4,221)
Other long-term assets	74,042	16,367	57,675
Deferred tax assets	12,309	12,356	(47)

Liabilities:
Deferred revenues and advances from customers	(256,499)	(285,367)	28,868
Accrued expenses and other liabilities	(373,908)	(368,681)	(5,227)
Deferred tax liabilities	(44,140)	(32,125)	(12,015)
Shareholders' Equity:	$2,016,613	$1,951,580	$65,033

In accordance with ASC 606, the disclosure of the impact for the adoption of ASC 606 on the consolidated statement of income was as follows:

	Year ended December 31, 2018
	As Reported	Amounts without adoption of ASC 606	Effect of Change Higher (Lower)
Consolidated Statement of Income:
Total revenues	$1,444,519	$1,453,762	$(9,243)
Cost of revenues	496,815	497,479	(664)
Selling and marketing	370,659	384,142	(13,483)
Taxes on income	27,377	26,347	1,030
Net income	159,338	155,464	3,874
Earnings per share:
Basic	$2.60	$2.53	$(0.07)
Diluted	$2.52	$2.46	$(0.06)

In June 2018, FASB issued ASU 2018-07 to expand the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. The Company adopted the standard effective as of January 1, 2018, and the adoption of this standard did not have a significant impact on the Company's consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01 "Business Combinations (ASC 805): Clarifying the Definition of a Business" ("ASU 2017-01"), which provides guidance to evaluate whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. If substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single asset or a group of similar assets, the assets acquired (or disposed of) are not considered a business. ASU 2017-01 is effective for the Company for fiscal years beginning after December 15, 2017. The Company adopted the standard effective as of January 1, 2018, and the adoption of this standard did not have a significant impact on the Company's consolidated financial statements

ab.	Recently issued accounting standards, not yet adopted:

In February 2016, the FASB issued ASU 2016-02, "Leases (ASC 842)", which will replace the existing guidance of ASC 840, "Leases". This ASU aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. This ASU is effective for annual periods beginning after December 15, 2018. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach.

In July 2018, the FASB issued Accounting Standards Update 2018-11, "Leases (ASC 842)". This update provides entities with an additional (and optional) transition method to adopt the new leases standard. Under this method, an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. Consequently, the prior comparative period's financials will remain the same as those previously presented. The Company will adopt this transition method in the first quarter of 2019. The Company also elected the available practical expedients on adoption.

The standard will have a material impact on the Company's consolidated balance sheets. In addition, a material portion of the Company's leases are denominated in currencies other than the functional currency, mainly in NIS. As a result, the associated lease liabilities will be remeasured using the current exchange rate in the future reporting periods, which may result in material foreign exchange gains or losses. Other than the matters discussed above, the standard is not expected to have a material impact on the Company's consolidated income statements or cash flow. Following adoption of the new standard, the Company expects to recognize additional operating liabilities of approximately $120,000 with corresponding right of use ("ROU") assets of approximately the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases, as of January 1, 2019.
In August 2018, FASB issued ASU 2018-15, "Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract" ("ASU 2018-15"). The amendments in ASU 2018-15 provide guidance to align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, "Derivatives and Hedging (ASC 815): Targeted Improvements to Accounting for Hedging Activities". The objectives of this ASU are to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements and to make certain targeted improvements to simplify the application of the hedge accounting guidance in current GAAP. This ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. The Company is currently evaluating the effect of the adoption of this ASU on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, "Financial Instruments - Credit Losses (ASC 326)" ("ASU 2016-13"). The amendments in this update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be of greater use to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on its consolidated financial statements

In January 2017, the FASB issued ASU 2017-04 "Intangibles - Goodwill and Other (ASC 350): Simplifying the Accounting for Goodwill Impairment" ("ASU 2017-04"). ASU 2017-04 eliminates step 2 of the goodwill impairment test, which requires the calculation of the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. The Company is currently evaluating the effect that this guidance will have on its consolidated financial statements.